Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

November 30, 2019

WIR-QTLY-0120
1.810702.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 7.1%
Communications Equipment - 7.1%
CommScope Holding Co., Inc. (a)	718,900	$9,777,040
Ericsson:
(B Shares)	147,900	1,332,843
(B Shares) sponsored ADR (b)	1,080,100	9,764,104
Motorola Solutions, Inc.	12,468	2,085,896
Nokia Corp. sponsored ADR	431,000	1,508,500
ViaSat, Inc. (a)	1	74
		24,468,457
Diversified Telecommunication Services - 28.0%
Alternative Carriers - 1.8%
Iliad SA (b)	33,095	4,213,423
Iridium Communications, Inc. (a)	92,400	2,152,920
		6,366,343
Integrated Telecommunication Services - 26.2%
AT&T, Inc.	443,900	16,592,982
BCE, Inc.	125,900	6,050,934
China Telecom Corp. Ltd. sponsored ADR	58,400	2,212,776
Cincinnati Bell, Inc. (a)	386,700	2,509,683
Masmovil Ibercom SA (a)	325,850	7,345,580
Orange SA ADR (b)	460,200	7,510,464
Telefonica SA sponsored ADR (b)	676,997	5,158,717
Verizon Communications, Inc.	708,901	42,704,196
		90,085,332

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		96,451,675

Entertainment - 3.1%
Interactive Home Entertainment - 3.1%
Activision Blizzard, Inc.	187,000	10,253,210
Sciplay Corp. (A Shares)	21,000	247,380
		10,500,590
Equity Real Estate Investment Trusts (REITs) - 7.9%
Specialized REITs - 7.9%
American Tower Corp.	126,892	27,158,695
Crown Castle International Corp.	1	134
		27,158,829
Interactive Media & Services - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	10,600	13,823,354
Media - 1.7%
Cable & Satellite - 1.7%
DISH Network Corp.:
rights 12/9/19 (a)	2,749	1,869
Class A (a)	44,100	1,506,897
Liberty Global PLC Class A (a)	192,100	4,331,855
		5,840,621
Road & Rail - 3.4%
Trucking - 3.4%
Lyft, Inc.	240,400	11,774,792
Semiconductors & Semiconductor Equipment - 11.7%
Semiconductors - 11.7%
Marvell Technology Group Ltd.	433,600	11,434,032
Micron Technology, Inc. (a)	77,200	3,667,772
NXP Semiconductors NV	30,800	3,559,864
Qorvo, Inc. (a)	59,625	6,213,521
Qualcomm, Inc.	121,650	10,163,858
Skyworks Solutions, Inc.	44,300	4,354,690
STMicroelectronics NV (NY Shares) unit (b)	34,100	831,017
		40,224,754
Software - 3.4%
Application Software - 3.3%
LivePerson, Inc. (a)(b)	86,000	3,413,340
RingCentral, Inc. (a)	45,700	7,881,879
		11,295,219
Systems Software - 0.1%
BlackBerry Ltd. (a)	76,401	425,632

TOTAL SOFTWARE		11,720,851

Technology Hardware, Storage & Peripherals - 19.1%
Technology Hardware, Storage & Peripherals - 19.1%
Apple, Inc.	246,605	65,905,189
Wireless Telecommunication Services - 9.8%
Wireless Telecommunication Services - 9.8%
China Mobile Ltd. sponsored ADR	175,500	6,621,615
Millicom International Cellular SA (b)	84,100	3,768,521
Shenandoah Telecommunications Co.	300	11,265
Spok Holdings, Inc.	1	12
Sprint Corp. (a)	873,532	5,171,309
T-Mobile U.S., Inc. (a)	126,875	9,966,031
Vodafone Group PLC sponsored ADR	405,281	8,032,669
		33,571,422
TOTAL COMMON STOCKS
(Cost $264,045,998)		341,440,534

Money Market Funds - 4.9%
Fidelity Cash Central Fund 1.61% (c)	1,324,346	1,324,611
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	15,636,270	15,637,833
TOTAL MONEY MARKET FUNDS
(Cost $16,962,444)		16,962,444
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $281,008,442)		358,402,978
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(14,240,166)
NET ASSETS - 100%		$344,162,812

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,666
Fidelity Securities Lending Cash Central Fund	82,768
Total	$121,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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